LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating leases
Year one	$ 5,333
Year two	5,267
Year three	4,782
Year four	4,760
Year five	4,776
Thereafter	5,234
Total lease payments	30,152 [1]
Less - imputed interest	(6,122)
Present value of lease liabilities	24,030
Sublease rental payments	$ 11,310

[1]	Total lease payments have not been reduced by sublease rental payments of $11,310 due in the future under non-cancelable subleases.